WASHIGNTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this report:
		Name:			River and Mercantile Asset Management LLP
		Address:		30 Coleman Street
					London
					England
					EC2R 5AL
		13F File Number:	028-13893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:
Name:			Julian Cripps
Title: 			Chief Operating Officer
Phone:			+44 (0)207 601 6262

Signature,		Place,			Date of Signing
Julian Cripps		London, England


Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:NONE
Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total: 455095

List of Other Included Managers: NONE

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	FORM 13F INFORMATION TABLE

Name of Issuer			Title of Class			CUSIP		Value		SHRS		Investment Discretion	   Other Manager	Voting Authority

ALCOA INC				COM			013817101	440		44000			SOLE						SOLE
AMERICAN EXPRESS CO			COM			025816109	25310		429863			SOLE						SOLE
APACHE CORP				COM			037411105	265		2640			SOLE						SOLE
APPLE INC				COM			037833100	2278		3800			SOLE						SOLE
AVIS BUDGET GROUP INC			COM			053774105	283		20000			SOLE						SOLE
BANK OF AMERICA CORP			COM			060505104	701		73300			SOLE						SOLE
BEAZER HOMES USA INC			COM			07556Q105	487		150000			SOLE						SOLE
CAMELOT INFORMATION SYSTEMS IN		ADS RP ORD SHS		13322V105	621		165000			SOLE						SOLE
CAMERON INTERNATIONAL CORP		COM			13342B105	27328		517342			SOLE						SOLE
CEMENTOS PACASMAYO SAA ADR		SPON ADR REP 5	 	15126Q109	864		74902			SOLE						SOLE
CITIGROUP INC				COM NEW			172967424	866		23720			SOLE						SOLE
CNINSURE INC ADR			SPONSORED ADR		18976M103	374		60000			SOLE						SOLE
COUNTRY STYLE COOKING RESTAURAADR	SPONSORED ADR		22238M109	288		3000			SOLE						SOLE
DR HORTON INC				COM			23331A109	561		37000			SOLE						SOLE
EBAY INC				COM			278642103	5901		160000			SOLE						SOLE
EMC CORP/MASSACHUSETTS			COM			268648102	35447		1187333			SOLE						SOLE
ENSCO PLC ADR				SPONSORED ADR		29358Q109	843		15923			SOLE						SOLE
FIDELITY NATIONAL FINANCIAL IN		CL A			31620R105	468		26000			SOLE						SOLE
FIFTH THIRD BANCORP			COM			316773100	26984		1921281			SOLE						SOLE
FIRST NIAGARA FINANCIAL GROUP		COM			33582V108	27140		2756765			SOLE						SOLE
FIRST SOLAR INC				COM			336433107	488		19500			SOLE						SOLE
GENERAL ELECTRIC CO			COM			369604103	301		15000			SOLE						SOLE
GENERAL MOTORS CO			COM			37045V100	6539		255000			SOLE						SOLE
GOOGLE INC				CL A 			38259P508	50400		78586			SOLE						SOLE
GRIFOLS SA -ADR				SPONSORED ADR		398438309	1494		193903			SOLE						SOLE
INGERSOLL-RAND PUBLIC LIMITED COMPANY	NOTE 4.500% 4/1		45687AAD4	1200		29032			SOLE						SOLE
INTEL CORP				COM			458140100	1922		68420			SOLE						SOLE
JONES LANG LASALLE INC			COM			48020Q107	232		2796			SOLE						SOLE
JPMORGAN CHASE & CO			COM			46625H100	459		10000			SOLE						SOLE
MICROSOFT CORP				COM			594918104	31065		963436			SOLE						SOLE
MONSANTO CO				COM			61166W101	689		8645			SOLE						SOLE
MONSTER WORLDWIDE INC			COM			611742107	414		42500			SOLE						SOLE
ORACLE CORP				COM			68389X105	1675		57452			SOLE						SOLE
PEPSICO INC/NC				COM			713448108	28011		422204			SOLE						SOLE
PETROLEO BRASILEIRO SA ADR		SPONSORED ADR		71654V408	305		11500			SOLE						SOLE
PFIZER INC				COM			717081103	43921		1939549			SOLE						SOLE
QUEPASA CORP				COM NEW			74833W206	517		117500			SOLE						SOLE
RENREN INC				SPONSORED ADR		759892102	453		82000			SOLE						SOLE
REPUBLIC SERVICES INC			COM			760759100	26265523.35	859896			SOLE						SOLE
REYNOLDS AMERICAN INC			COM			761713106	264897.45	6390			SOLE						SOLE
SINA CORPORATION			ORD			G81477104	454965		7000			SOLE						SOLE
SOHU.COM INC				COM			83408W103	413812.5	7500			SOLE						SOLE
TIME WARNER CABLE INC			COM			88732J207	222100.85	2726			SOLE						SOLE
TYCO INTERNATIONAL LTD SHS		SHS			H89128104	29422240.95	523574			SOLE						SOLE
VALERO ENERGY CORP			COM			91913Y100	425287.5	16500			SOLE						SOLE
VARIAN MEDICAL SYSTEMS INC		COM			92220P105	35678003.35	517485			SOLE						SOLE
WEATHERFORD INTERNATIONL LTD  REG	REG SHS			H27013103	26382111.26	1748897			SOLE						SOLE
WELLS FARGO & CO			COM			949746101	8017025		235000			SOLE						SOLE

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